NOTE 6 - NOTES PAYABLE	Jun. 30, 2023
June 30, 2023
NOTE 6 - NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of June 30, 2023, the Company had the following:

Note	Issuance Date	Maturity Date	Interest Rate	Original Principal Amount	Balance at June 30, 2023	Balance at December 31, 2022
Unsecured debt B	February 22, 2022	February 15, 2023	10%	$200,000	$-	$75,370
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	-	200,000
Unsecured debt D	March 20, 2023	August 17, 2024	10%	330,000	306,641	-
Secured debt E	May 19, 2023	May 18, 2024	12.99%	131,000	120,718	-
Total notes payable				$861,000	$427,359	$ 275,370
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$861,000	$427,359	$ 275,370

Unsecured debt B: On February 22, 2022, the Company received an unsecured loan in the principal of $200,000 with a loan origination fee in the amount of $20,000, which was fully expensed as interest expense in this period. The net proceeds from this loan were $180,000. The loan is unsecured and the initial payment of $17,804 was due on April 22, 2022. There will be ten monthly payments due on the 22nd day of each following month, beginning on May 22, 2022 through Feb 15, 2023. During fourth quarter of 2022, the note holder agreed to forgo two months of payments and add them to the back end of the note, which extended the due date of the note to April 25, 2023. Interest will accrue at an interest rate of 10% per annum on any unpaid principal amount. If the Company defaults on the loan, the default interest will increase to 16% per annum. During 2022, the Company made a total in principal payments of $124,630 towards unsecured debt B. During 2023, the Company has made additional principal payments towards unsecured debt B totaling $75,370 which settled the entire principal balance in full. As of June 30, 2023, the principal balance of the note was paid off.

Secured debt C: On October 7, 2022, the Company agreed to a secured loan by any consigned inventory held at fulfillment centers and any rights, title or interest in their account. The principal loan amount was $200,000 and will have a loan term of twelve months with an annual interest rate of 12.99%, with a default rate of 14.99%. The first three months of payment will be interest only payments of $2,165 and the remaining nine payments will be principal and interest payments of $23,442. Interest payments will begin November 8, 2022 and Installment payments, including principal and interest, will begin February 8, 2023. During 2023, the Company has made principal payments totaling $200,000 towards the secured debt C which settled the entire principal balance in full. As of June 30, 2023 the principal balance of secured debt C was paid off.

Unsecured debt D: On March 20, 2023, the Company received an unsecured loan in the principal of $330,000 with a loan origination fee in the amount of $30,000, which was fully expensed as interest expense in this period. The net proceeds from this loan were $300,000. The loan is unsecured and the initial payment of $23,359 will be due on June

17, 2023. There will be fourteen monthly payments due on the 17th day of each following month, beginning on July 17, 2023 through August 17, 2024. Interest will accrue at an interest rate of 10% per annum on any unpaid principal amount. If the Company defaults on the loan, the default interest will increase to 16% per annum. During 2023, the Company made a total in principal payments of $23,359 towards the unsecured debt D. As of June 30, 2023, the outstanding principal balance of unsecured debt D totaled $306,641.

Secured debt E: On May 19, 2023, the Company agreed to a secured loan by any consigned inventory held at fulfillment centers and any rights, title or interest in their account. The principal loan amount was $131,000 and will have a loan term of twelve months with an annual interest rate of 12.99%, with a default rate of 14.99%. The first payment of principal and interest will be $11,700 and will be due June 19, 2023 with an additional eleven payments due each 19th of the month. During 2023, the Company has made principal payments totaling $10,282 towards the secured debt E. As of June 30, 2023 the principal balance of secured debt E was 120,718.

Total interest expense for notes payable to was $12,886 and $4,944 for the three months ended June 30, 2023 and 2022, respectively. The Company paid $3,583 and $0 in interest for the three months ended June 30, 2023 and 2022, respectively.

Consolidated Statements of Operations – Interest expense, net of interest income

	June	June
	30, 2023	30, 2022
Interest Income	$(7,549)	$(5,007)
Interest Expense	52,933	42,329
Origination Fees	68,888	20,000
Total of Interest Expense	$114,272	$57,322

December 31, 2022
NOTE 6 - NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

As of December 31, 2022 and 2021, the Company had the following:

				Original	Balance at	Balance at
				Principal	December 31,	December 31,
Note	Issuance Date	Maturity Date	Interest Rate	Amount	2022	2021
Unsecured debt B	February 22, 2022	April 25, 2022	10%	200,000	75,370	-
Secured debt C	October 7, 2022	October 7, 2023	12.99%	200,000	200,000	-
Total notes payable				$400,000	$275,370	$-
Debt discount and deferred financing costs				-	-	-
Total notes payable, net				$400,000	$275,370	$-

Unsecured debt B:  On February 22, 2022, the Company received an unsecured loan in the principal of $200,000 with a loan origination fee in the amount of $20,000, which was fully expensed as interest expense in this period.  The net proceeds from this loan were $180,000.  The loan is unsecured and the initial repayment of $17,804 was due on April 22, 2022.  There will be ten monthly payments due on the 22nd day of each following month, beginning on May 22, 2022 through Feb 15, 2023.  During fourth quarter of 2022, the note holder agreed to forgo two months of payments and add them to the back end of the note, which extended the due date of the note to April 25, 2023.  Interest will accrue at an interest rate of 10% per annum on any unpaid principal amount.  If the Company defaults on the loan, the default interest will increase to 16% per annum.  During 2022, the Company made a total in principal payments of $124,630 towards unsecured debt B.  As of December 31, 2022, the outstanding principal balance of unsecured debt B totaled $75,370.

Secured debt C:  On October 7, 2022, the Company agreed to a secured loan by any consigned inventory held at fulfillment centers and any rights, title or interest in their account, with the net proceeds of $200,000. The principal loan amount was $200,000 and will have a loan term of twelve months with an annual interest rate of 12.99%, with a default rate of 14.99%.  The first three months of payment will be interest only payments of $2,165 and the remaining nine payments will be principal and interest payments of $23,442.  Interest payments will begin November 8, 2022 and Installment payments, including principal and interest, will begin February 8, 2023.  As of December 31, 2022 the outstanding balance of secured debt C was $200,000.

Total interest expense for notes payable to was $49,953 and $0 for the year ended December 31, 2022 and 2021, respectively.  The Company paid  $0 and $0 in interest for the year ended December 31, 2022 and 2021, respectively.

Consolidated Statement of Operations – Interest expense, net of interest income

	December	December
	31, 2022	31, 2021
Interest Income	$(8,672)	$(19,017)
Interest Expense	37,962	51,470
Origination Fees	35,400	20,000
Total of Interest Expense	$64,690	$52,453